Share-based compensation - Schedule of Movements of Equity-Classified and Liability-Classified Awards (Parenthetical) (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028
Liability-classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028
NeoTasks Inc [Member] | Liability-classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028